Tax - Tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Current tax:
Total current tax from continuing operations	£ 198	£ 179		£ 253
Deferred tax:
Total deferred tax from continuing operations	(1,082)	195		174
Total tax (credit)/charge from continuing operations	(884)	374	[1]	427	[2]
UK
Current tax:
UK current tax charge	205	225		239
Corporate tax adjustment in respect of prior years	(18)	(47)		(5)
Total current tax from continuing operations	187	178		234
Deferred tax:
Deferred tax	65	(9)		(80)
Deferred tax adjustment in respect of prior years	(2)	(18)		24
Total deferred tax from continuing operations	63	(27)		(56)
Total tax (credit)/charge from continuing operations	250	151
Overseas
Current tax:
UK current tax charge	15	0		38
Corporate tax adjustment in respect of prior years	(4)	1		(19)
Total current tax from continuing operations	11	1		19
Deferred tax:
Deferred tax	(1,155)	224		229
Deferred tax adjustment in respect of prior years	10	(2)		1
Total deferred tax from continuing operations	£ (1,145)	£ 222		£ 230

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).